PROPERTY AND EQUIPMENT (Tables)	3 Months Ended	12 Months Ended
	May 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of property and equipment

Property and equipment as of May 31, 2021 was comprised of the following:

	Estimated
	Useful Lives	May 31, 2021
Machinery and equipment	5 years	$7,994
Vehicles	5 years	115,684
Less: accumulated depreciation		(34,629)
		$89,049

Property and equipment as of December 31, 2020 and 2019 was comprised of the following:

	Estimated
	Useful Lives	December 31, 2020	December 31, 2019
Machinery and equipment	5 years	$7,994	$—
Vehicles	5 years	115,684	—
Less: accumulated depreciation		(24,323)	—
		$99,355	$—